Finance Income and Costs - Details of Interest Income Included in Finance Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest income on cash equivalents and financial instruments	₩ 27,991	₩ 16,141	₩ 24,378
Interest income on loans and others	30,481	27,709	25,979
Interest income	₩ 58,472	₩ 43,850	₩ 50,357